Property, plant and equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Capitalized interest on capital projects	$ 0.1	$ 0.2